CONVERTIBLE NOTES - Subsidiary Convertible Note (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
CONVERTIBLE NOTES
Term of the debt instrument			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Subsidiary Convertible Note
CONVERTIBLE NOTES
Term of the debt instrument			7 years
Aggregate principal amount of loan			¥ 500,000
Variable interest rate			79.80%
Debt instrument conversion price per share			¥ 135
Number of shares represented for 1 RMB registered capital			1